Capital and Financial Risk Management	12 Months Ended
Dec. 31, 2025
Capital And Financial Risk Management [Abstract]
Capital and Financial Risk Management

24.	Capital and Financial Risk Management
Capital Risk Management
The Group's capital and financial risk management policy is to maintain a strong capital base to support its strategic priorities, maintain investor, creditor and market confidence as well as sustain the future development of the business. The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital. To maintain or adjust the capital structure, the Group may issue new shares or incur new debt. The Group has no material externally imposed capital requirements.
The Group’s share capital is set out in Note 16. Equity.
Management continuously monitors the level of capital deployed and available for deployment in the Wholly-Owned programs segment and at Founded Entities. The Directors seek to maintain a balance between the higher returns that might be possible with higher levels of deployed capital and the advantages and security afforded by a sound capital position.
The Group’s Directors have overall responsibility for the establishment and oversight of the Group's capital and risk management framework. The Group is exposed to certain risks through its normal course of operations. The Group’s main objective in using financial instruments is to promote the development and commercialization of intellectual property through the raising and investing of funds for this purpose. The nature, amount and timing of investments are determined by planned future investment activity. Due to the nature of activities and with the aim to maintain the investors’ funds as secure and protected, the Group’s policy is to hold any excess funds in highly liquid and readily available financial instruments and maintain minimal exposure to other financial risks.
The Group has exposure to the following risks arising from financial instruments:
Credit Risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, and trade and other receivables. The Group held the following balances:

	2025 $	2024 $
Balance as of December 31,
Cash and cash equivalents	252,470	280,641
Short-term investments	24,829	86,666
Trade and other receivables	1,758	1,522
Total	279,057	368,828
The Group invests its excess cash in U.S. Treasury Bills (presented as short-term investments), and money market accounts, which the
Group believes are of high credit quality. Further, the Group's cash and cash equivalents and short-term investments are held at diverse, investment-grade financial institutions.
The Group assesses the credit quality of customers on an ongoing basis. The credit quality of financial assets is assessed by historical and recent payment history, counterparty financial position, and reference to credit ratings (if available) or to historical information about counterparty default rates. The Group does not have expected credit losses due to the high credit quality or healthy financial conditions of these counterparties. As of December 31, 2025 and 2024, none of the trade and other receivables were impaired.
Liquidity Risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group actively manages its liquidity risk by closely monitoring the maturity of its financial assets and liabilities and projected cash flows from operations, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. Due to the nature of these financial liabilities, the funds are available on demand to provide optimal financial flexibility.
The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2025 and 2024, based on contractual undiscounted payments:

Balance as of December 31,	2025
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable (Note 20)	4,916	4,916	—	—	4,916
Trade and other payables (Note 22)	23,185	23,185	—	—	23,185
Tax liability (Note 27)	1,208	—	1,208	—	1,208
Subsidiary preferred shares (Note 17)[1]	169	169	—	—	169
Total	29,477	28,269	1,208	—	29,477

24.	Capital and Financial Risk Management continued

Balance as of December 31,	2024
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable (Note 20)	4,111	4,111	—	—	4,111
Trade and other payables (Note 22)	27,020	27,020	—	—	27,020
Tax liability (Note 27)	75	75	—	—	75
Subsidiary preferred shares (Note 17)[1]	169	169	—	—	169
Total	31,375	31,375	—	—	31,375
1Redeemable only upon a liquidation or deemed liquidation event, as defined in the applicable shareholder documents.
*Does not include payments in respect of lease obligations nor payments on sale of future royalties liability. For the contractual future payments related to lease obligations, see Note
23. Leases and subleases. For contractual future payments related to sale of future royalties, see Note 18. Sale of Future Royalties Liability.
Interest Rate Sensitivity
As of December 31, 2025, the Group had cash and cash equivalents of $252,470, and short-term investments of $24,829. The Group's exposure to interest rate sensitivity is impacted by changes in the underlying U.K. and U.S. bank interest rates. The Group has not entered into investments for trading or speculative purposes. Due to the conservative nature of the Group's investment portfolio, which is predicated on capital preservation and investments in short duration, high-quality U.S. Treasury Bills and related money market accounts, a change in interest rates would not have a material effect on the fair market value of the Group's portfolio, and therefore, the Group does not expect operating results or cash flows to be significantly affected by changes in market interest rates.
Controlled Founded Entity Investments
The Group maintains investments in certain Controlled Founded Entities. The Group’s investments in Controlled Founded Entities are eliminated as intercompany transactions upon financial consolidation. The Group is, however, exposed to a subsidiary preferred share liability owing to the terms of existing preferred shares and the ownership of Controlled Founded Entities preferred shares by third parties. As discussed in Note 17. Subsidiary Preferred Shares, certain of the Group’s subsidiaries have issued preferred shares that include the right to receive a payment in the event of any voluntary or involuntary liquidation, dissolution or winding up of a subsidiary, including in the event of "deemed liquidation" as defined in the incorporation documents of the entities, which shall be paid out of the assets of the subsidiary available for distribution to shareholders, and before any payment shall be made to holders of ordinary shares. The liability of preferred shares is maintained at fair value through profit and loss and was insignificant as of
December 31, 2025. The Group’s cash position supports the business activities of the Controlled Founded Entities. Accordingly, the
Group views exposure to the third party subsidiary preferred share liability as low.
Deconsolidated Founded Entity Investments
The Group maintains certain debt or equity holdings in Founded Entities that are deconsolidated. These holdings are deemed either as investments carried at fair value under IFRS 9 with changes in fair value recorded through profit and loss or as associates accounted for under IAS 28 using the equity method. The Group's exposure to investments held at fair value and investments in notes from associates was $217,426 and $11,417, respectively, as of December 31, 2025, and the Group may or may not be able to realize the value in the future. Accordingly, the Group views the risk as high. The Group’s exposure to investments in associates is limited to the carrying amount of the investment in an associate. The Group is not exposed to further contractual obligations or contingent liabilities beyond the value of the initial investments. As of December 31, 2025, the investments in associates include
Sonde and Seaport, and the carrying amounts of the investments under the equity method were $0. Accordingly, the Group views the risk as low.
Equity Price Risk
As of December 31, 2024, the Group held 2,671,800 common shares of Vor with a fair value of $2,966. These common shares were sold in 2025. As of December 31, 2025, the Group held immaterial investments in listed entities on an active exchange. As such, the
Group views the exposure to equity price risk as low.
Foreign Exchange Risk
The Group maintains Consolidated Financial Statements in the Group's functional currency, which is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at exchange rates prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income/(loss) for the respective periods. Such foreign currency gains or losses were not material for all reported periods.
The Group does not currently engage in currency hedging activities since its foreign currency risk is limited, but the Group may begin to do so in the future if and when its foreign currency risk exposure changes.